[LORD ABBETT LOGO]

                                      2002
                                  ANNUAL REPORT

    LORD ABBETT
      CORE FIXED INCOME FUND
      TOTAL RETURN FUND


    FOR THE YEAR ENDED NOVEMBER 30, 2002

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LORD ABBETT INVESTMENT TRUST ANNUAL REPORT
CORE FIXED INCOME FUND AND TOTAL RETURN FUND
FOR THE YEAR ENDED NOVEMBER 30, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with an overview of the Core Fixed Income and Total Return Funds' strategies and performance for fiscal year ended November 30, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

MARKET OVERVIEW
FOR THE YEAR ENDED NOVEMBER 30, 2002

     Both equity and fixed-income markets were volatile during the year reflecting a host of concerns, including the strength of the U.S. economic recovery, corporate integrity issues and increasing geopolitical risks. As investor confidence in corporate accounting and governance practices diminished, corporate bonds declined along with equities; major credit agencies aggressively downgraded the credit rating of many companies, contributing to the volatility. Only the stocks and bonds of premier credit-quality companies stayed above the fray. For the most part, Treasuries were the investment vehicle of choice for risk-averse investors. Reflecting the increased demand, 10-year and 30-year Treasury yields dropped sharply over much of the year, with the yield on the benchmark 10-year note falling to a 44-year low.

     Economic data remained mixed over the period but there were occasional indicators of growth, and investor sentiment showed signs of improvement in the fourth quarter. Consumer spending was strong throughout the year, boosted in part by record refinancings in the mortgage market, which provided more discretionary funds for consumers.

     The equity market experienced two significant rallies in the final quarter of the year on the back of positive economic data and better-than-expected third-quarter earnings reports. But both rallies were set back by less favorable data indicating a more sluggish recovery than expected.

     In November, the Federal Reserve Board (the "Fed") surprised the markets with a 50 basis point cut in the fed funds rate--its twelfth cut in two years. As the new year approached, investors seemed more willing to take on risk to achieve higher returns, providing a boost to the corporate bond market, particularly high yield. Corporate bond issuance also increased as companies moved quickly to meet the growing demand.

                                                                               1
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FUNDS' PERFORMANCE

Q. HOW DID THE FUNDS PERFORM OVER THE YEAR ENDED NOVEMBER 30, 2002?
A. For the year ended November 30, 2002, Core Fixed Income Fund Class A shares returned 6.6%(1) and Total Return Fund ("the Funds") Class A shares returned 6.1%.(1) Both Funds outperformed their peer group, the Lipper Intermediate Investment Grade Debt Funds Average,(2) which returned 5.3% for the same period. PLEASE REFER TO PAGES 5 AND 12 FOR THE AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A. The year was a volatile one for non-Treasury products. Following indications that the economic recovery was underway at the end of the first quarter, we increased the Funds' exposure to corporate bonds, adding the bonds of companies that we thought would benefit from an economic recovery and a return to confidence in the corporate market. At the same time, we took profits in both commercial and residential mortgage-backed securities (MBS), where little upside remained.

     This was a profitable strategy for the Funds until the second quarter when issues of corporate malfeasance once again appeared in the headlines. The Funds' relatively small allocations to the bonds of telecommunication and energy-generation companies detracted from performance as these corporate sectors increased in volatility. The Total Return Fund's exposure to credit-sensitive, investment-grade corporate bonds, which underperformed higher credit-quality bonds (treasuries, agencies, MBS) in the fallout from corporate accounting concerns, also detracted from performance.

     In the second half of the year, however, we chose to make selective additions to the corporate bond sector in response to increasingly attractive valuations and on the presumption that the process of curing the problems in corporate governance was underway. By year-end, investors were returning to the corporate market. The yield spread(3) between corporate bonds and Treasuries narrowed sharply in October and November, enabling the Funds to recover most if not all of the performance lost earlier in the year in the corporate bond market.

     Our mortgage strategy paid dividends throughout the period. As a result of the shift from a neutral to an underweight position, the Funds were less negatively impacted by any losses arising from the enormous 2002 prepayment wave. In particular, our decision early in the year to shift from premium (high coupon) securities to lower coupon issues was effective. In the midst of a liquidity crisis in the credit markets, the best thing about mortgages was that they were not corporates. Thus the remaining positions did well. At year-end, as MBS yield spreads began to widen relative to Treasuries and agencies, we have engaged in a modest repositioning in those issues.

2
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     Throughout the year, the Funds remained positioned for an eventual flattening of the Treasury yield curve,(4) i.e., a narrowing of the difference in yields between long- and short-term fixed-income securities. We maintained an overweight in the Funds' longer maturity holdings, anticipating that if the economy were to pick up and the Fed pushed the fed funds rate higher, yields at the long end would rise less than the yields of short-term bonds. The economy however remained in a "soft patch" throughout the year and the curve moved steadily steeper as the eventual reversal of accommodative central bank policy was postponed. This movement negatively impacted performance.

Q. PLEASE DISCUSS THE FUNDS' ECONOMIC OUTLOOK AND POSITIONING.
A. As we move into the year 2003, the economy and the financial markets are at a crossroads. In the credit markets, better valuations exit as conditions have improved and, should that continue, we are likely to see aggregate exposure decline. The effect of deleveraging and corporate chastening should produce further improvement even in the absence of strong macroeconomic recovery. While we have conviction about an improving credit trend, the pace and extent of that trend remain uncertain. Default rates are improving but remain meaningfully above average levels. Many industries have excess capacity and pricing power remains slack. A constellation of risks exists, of which war is only one element.

     With respect to the mortgage-backed securities market, it is our view that a new low in rates or a peak in prepayments coincides with maximum uncertainty and fear. As these conditions bring with them opportunity, we expect to continue to rebuild portfolio allocations to mortgage backed securities, particularly premiums.

     The Total Return Fund's allocation to emerging markets was increased at year end from about 1% to 3% in response to an improvement in the sector's external environment: global growth prospects, investor risk appetite, country credit profiles and cash accumulations. We will wait until further progress is made before adding to the portfolio in this sector, and given the formidable financing schedule facing Brazil, we expect to be cautious.

     Finally, we will maintain our flattening portfolio structure, as the shape of the yield curve already appears to incorporate the complex of uncertainties ranging from geopolitical risk to the impact of prospective fiscal stimulus and the timing of the end of the monetary easing cycle.

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(1) Reflects total returns at net asset value for Class A shares, with all distributions reinvested for the year ended November 30, 2002.

(2) Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (C)2002 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Inc. content is expressly prohibited without the prior written consent of Lipper Inc. An investor cannot invest directly in an average or index.

(3) A yield spread is the difference in yield between bonds of different credit quality. The spread reflects the riskiness of the bonds. Greater risk means that investors demand a higher yield, widening the spread. Lower risk means that investors will accept a lower yield, narrowing or tightening the spread.

(4) When the difference between short-term and long-term rates is diminishing, the yield curve is said to be flattening. A yield curve is obtained by plotting the yields of bonds with maturities ranging from the shortest to the longest available. The resulting curve is a graphic picture of short-term interest rates versus long-term rates.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUNDS' PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Funds' will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Funds' portfolios are actively managed and, therefore, allocations are subject to change.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

CORE FIXED INCOME FUND (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Lehman Brothers Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                  THE FUND (CLASS Y SHARES)        LEHMAN BROTHERS AGGREGATE
                    AT NET ASSET VALUE(1)                BOND INDEX(2)
Mar 16, 98                 $  10,000                     $  10,000
    Nov 98                 $  10,702                     $  10,670
    Nov 99                 $  10,818                     $  10,666
    Nov 00                 $  11,906                     $  11,632
    Nov 01                 $  13,408                     $  12,930
    Nov 02                 $  14,342                     $  13,879

                              FISCAL YEAR-END 11/30
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDING NOVEMBER 30, 2002

                                       1 YEAR   LIFE OF CLASS
              CLASS A(3)                1.50%       7.70%
              CLASS B(4)                1.99%       8.56%
              CLASS C(5)                6.06%       9.75%
              CLASS P(6)                6.59%      10.17%
              CLASS Y(1)                6.96%       7.96%

            30-DAY SEC YIELD FOR THE PERIOD ENDING NOVEMBER 30, 2002:

              CLASS A     CLASS B     CLASS C     CLASS P     CLASS Y
               3.23%       2.78%       2.78%       3.34%       3.80%

(1) This shows total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ending November 30, 2002. The Class Y shares were first offered to the public on March 16, 1998. Performance is at net asset value.

(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance is calculated as of March 31, 1998.

(3) This shows total return which is the percent change in value, after the deduction of the maximum sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for all periods shown ending November 30, 2002 using the SEC required uniform method to compute such returns. The Class A shares were first offered on August 31, 2000.

(4) The Class B shares were first offered on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of the class.

(5) The Class C shares were first offered on August 31, 2000. Performance is at net asset value.

(6) The Class P shares were first offered on August 31, 2000. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
CORE FIXED INCOME FUND NOVEMBER 30, 2002

                                                                                          PRINCIPAL
                                                     INTEREST               MATURITY         AMOUNT
INVESTMENTS                                              RATE                   DATE          (000)                 VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 89.30%

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES 1.84%
Federal National Mortgage Assoc. 133655                  7.00%             12/1/2004   $          1          $      1,249
Federal National Mortgage Assoc. 313497                 7.011%             12/1/2006             28                30,479
Federal National Mortgage Assoc. 323504                 7.088%             10/1/2007            224               249,517
Federal National Mortgage Assoc. 360600                 6.568%              4/1/2008             20                21,947
Federal National Mortgage Assoc. 375355                  6.55%              9/1/2007             57                62,001
Federal National Mortgage Assoc. 73443                   6.87%              4/1/2006             93               101,100
Federal National Mortgage Assoc. 73576                  7.285%              7/1/2003            187               188,493
Federal National Mortgage Assoc. 73621                  7.085%              8/1/2003             19                18,891
Federal National Mortgage Assoc. 73712                  7.235%             10/1/2003            168               171,326
                                                                                                             ------------
TOTAL                                                                                                             845,003
                                                                                                             ------------

ASSET BACKED SECURITIES 17.13%
American Express Credit 2000-2 A                        1.546%(b)          9/17/2007            280               280,952
BMW Vehicle Owner Trust 1999-A A4                        6.54%             4/25/2004             99                99,563
BMW Vehicle Owner Trust 2002-A A2                        2.83%(b)         12/27/2004            357               359,172
Chase Credit Card Master Trust 2000-2 A                 1.481%(b)          7/15/2005            265               265,159
Citibank Credit Card Master 1998-3 A                     5.80%              2/7/2005            425               428,740
Dayton Hudson Credit Card 1998-1 A                       5.90%             5/25/2006            400               411,160
Discover Card Master Trust I 1998-3 A                   1.506%(b)          9/16/2005             50                50,035
Discover Card Master Trust I 1998-6 A                    5.85%             1/17/2006            770               791,021
Discover Card Master Trust I 1999-5 A                   1.561%(b)         12/18/2006            400               400,672
First Chicago Master Trust II 1995-0 A                  1.611%(b)          2/15/2004             28                28,353
First USA Credit Card MT 1996-6 A                        1.52%(b)          7/10/2006            400               400,200
First USA Credit Card MT 1999-1 A                        1.54%(b)         10/19/2006            500               500,637
First USA Credit Card MT 1999-3 A                        1.54%(b)         12/19/2006            300               300,570
Ford Credit Auto Owner Trust 2000-A A4                   7.09%            11/17/2003             28                28,039
Ford Credit Auto Owner Trust 2000-C A4                   7.24%             2/15/2004            140               142,048
Ford Credit Auto Owner Trust 2000-E A4                   6.74%             6/15/2004             64                64,850
Ford Credit Auto Owner Trust 2000-G A4                   6.62%             7/15/2004            298               302,987
Ford Credit Auto Owner Trust 2000-G B                    6.92%             4/15/2005            242               254,874
Ford Credit Auto Owner Trust 2002-A A2B                 1.481%(b)          5/15/2004            136               135,763
Green Tree Financial 1999-1 A3                           5.61%              5/1/2013             58                58,168
Illinois Power 1998-1 A4                                 5.34%             6/25/2005            150               151,545
Massachusetts RRB 1999-1 A2                              6.45%             9/15/2005             70                71,301

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND NOVEMBER 30, 2002

                                                                                          PRINCIPAL
                                                     INTEREST               MATURITY         AMOUNT
INVESTMENTS                                              RATE                   DATE          (000)                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MBNA Master Credit Card Trust 1997-J A                  1.501%(b)          2/15/2007   $        100          $    100,200
MBNA Master Credit Card Trust 1998-D A                   5.80%            12/15/2005            500               513,539
Premier Auto Trust 1999-1 A4                             5.82%             10/8/2003            379               380,931
Premier Auto Trust 1999-2 A4                             5.59%              2/9/2004            171               172,642
Residential Asset Sec. Corp. 1997-KS3 AI6                6.90%             8/25/2027            174               180,606
Residential Asset Sec. Corp. 1999-KS1 AI4                6.28%             8/25/2025             93                93,577
Sears Credit Acct Master TR 1995-5 A                     6.05%             1/15/2008            456               468,386
Sears Credit Acct Master TR 1999-2 A                     6.35%             2/16/2007             13                12,568
The Money Store Home Equity 1994-A A5                   6.725%             6/15/2024            165               168,701
UCFC Home Equity Loan 1997-C A5                          6.88%             9/15/2022              7                 7,380
Vanderbilt Mortgage Fin. Tr. 1997-B 1A4                  7.19%              2/7/2014            131               135,989
Vanderbilt Mortgage Fin. Tr. 2000-D A2                  6.975%              1/7/2014            102               105,348
                                                                                                             ------------
TOTAL                                                                                                           7,865,676
                                                                                                             ------------

COLLATERALIZED MORTGAGE OBLIGATIONS 1.13%
Federal Home Loan Mortgage Corp. 1484 L                  6.00%             2/15/2004             78                79,280
Federal Home Loan Mortgage Corp. 1531 K                  6.00%             4/15/2008             16                16,290
Federal Home Loan Mortgage Corp. 1564 G                  6.25%             5/15/2007             23                22,692
Federal Home Loan Mortgage Corp. 1592 G                  6.00%             7/15/2019              1                 1,420
Federal Home Loan Mortgage Corp. 1603 G                 1.938%(b)          4/15/2021              9                 9,317
Federal Home Loan Mortgage Corp. 1615 I IO               6.00%            12/15/2007             49                   114
Federal Home Loan Mortgage Corp. 1625 K                  6.00%             4/15/2008              3                 3,128
Federal Home Loan Mortgage Corp. 1628 G                  5.85%             8/15/2019             27                27,539
Federal Home Loan Mortgage Corp. 1629 G                  5.75%             5/15/2019              9                 9,224
Federal Home Loan Mortgage Corp. 1666 E                  6.00%            12/15/2019              6                 5,816
Federal Home Loan Mortgage Corp. 1679 LA                 6.00%             2/15/2009             --(a)                243
Federal Home Loan Mortgage Corp. 1684 F                  5.75%             8/15/2020             32                31,762
Federal National Mortgage Assoc. 1993-191 B              6.00%             8/25/2008              4                 4,065
Federal National Mortgage Assoc. 1993-202 G              6.00%             6/25/2019              8                 8,247
Federal National Mortgage Assoc. 1993-212 PB             6.00%            12/25/2006              2                 2,091
Federal National Mortgage Assoc. 1993-223 VC             5.80%             1/25/2003              4                 3,778
Federal National Mortgage Assoc. G94-1 F                1.856%(b)          1/25/2024             19                19,458
First Union-Lehman Br. Comm 1997-C2 A2                   6.60%            11/18/2029            259               274,043
                                                                                                             ------------
TOTAL                                                                                                             518,507
                                                                                                             ------------

CORPORATE 28.36%
AOL Time Warner, Inc.                                   6.125%             4/15/2006            100               100,729
AOL Time Warner, Inc.                                    6.75%             4/15/2011            445               448,168

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND NOVEMBER 30, 2002

                                                                                          PRINCIPAL
                                                     INTEREST               MATURITY         AMOUNT
INVESTMENTS                                              RATE                   DATE          (000)                 VALUE
-------------------------------------------------------------------------------------------------------------------------
AT&T Broadband Corp.                                    8.375%             3/15/2013   $         76          $     81,675
AT&T Corp.                                               6.00%             3/15/2009              8                 7,612
AT&T Corp.                                               7.30%            11/15/2011            245               250,380
AT&T Corp.                                               8.00%            11/15/2031             95                96,261
AT&T Wireless Services, Inc.                            7.875%              3/1/2011            390               375,066
Burlington Northern Santa Fe                             7.95%             8/15/2030            145               176,693
Calpine Corp.                                           7.875%              4/1/2008             65                28,600
Citigroup, Inc.                                         6.625%             6/15/2032            115               120,855
Comcast Cable Comm.                                      6.75%             1/30/2011            230               227,763
CRH America, Inc.                                        6.95%             3/15/2012            220               241,327
CSC Holdings, Inc.                                      8.125%             8/15/2009             40                37,900
Dominion Resources, Inc.                                 6.25%             6/30/2012            180               187,405
Dow Chemical Co.                                         5.97%             1/15/2009            600               610,045
DTE Energy Co.                                           7.05%              6/1/2011            205               223,627
Dun & Bradstreet Corp.                                  6.625%             3/15/2006            134               143,239
Duquesne Light Co.                                       6.70%             4/15/2012            155               165,027
Enterprise Products Operating                            7.50%              2/1/2011            190               200,691
Ford Motor Co.                                           7.45%             7/16/2031            155               131,189
Ford Motor Credit Corp.                                 6.875%              2/1/2006          1,289             1,274,102
General Electric Capital Corp.                          7.375%             1/19/2010            310               355,291
General Electric Capital Corp.                           6.75%             3/15/2032            345               367,761
GMAC Mortgage Corp.                                     6.875%             8/28/2012            215               207,337
GMAC Mortgage Corp.                                      8.00%             11/1/2031            245               239,713
Halliburton Co.                                          6.00%              8/1/2006            175               172,543
Harrahs Operating Co., Inc.                              8.00%              2/1/2011            170               189,169
HCA, Inc.                                                6.95%              5/1/2012            210               209,338
Healthsouth Corp.                                        8.50%              2/1/2008            195               173,550
Household Finance Corp.                                 6.375%            10/15/2011            250               245,730
Household Finance Corp.                                 7.625%             5/17/2032             95                96,453
Int'l. Flavors & Fragrances                              6.45%             5/15/2006            335               359,005
John Deere Capital Corp.                                 7.00%             3/15/2012            210               238,694
Kansas City Pwr & Lt Co.                                7.125%            12/15/2005            210               229,993
Lenfest Communications, Inc.                             8.25%             2/15/2008            180               184,250
Lincoln National Corp.                                  6.20%             12/15/2011            355               356,924
MeadWestvaco Corp.                                       6.85%              4/1/2012            280               301,648
Morgan Stanley                                           6.75%             4/15/2011            315               342,104
Niagara Mohawk Holdings, Inc.                           5.375%             10/1/2004            220               227,319

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND NOVEMBER 30, 2002

                                                                                          PRINCIPAL
                                                     INTEREST               MATURITY         AMOUNT
INVESTMENTS                                              RATE                   DATE          (000)                 VALUE
-------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co.*                            6.375%              5/1/2012   $        135          $    138,639
Petroliam Nasion Berhad*                                 7.75%             8/15/2015            100               110,955
Praxair, Inc.                                            6.50%              3/1/2008            235               258,848
Quest Diagnostics, Inc.                                  7.50%             7/12/2011            150               166,589
Scholastic Corp.                                         5.75%             1/15/2007            340               353,903
Sears Roebuck Acceptance                                 7.00%              6/1/2032             70                60,166
Shaw Communications, Inc.                                7.25%              4/6/2011            225               189,540
Telus Corp.                                              8.00%              6/1/2011            370               347,800
The Goldman Sachs Group                                 6.875%             1/15/2011            170               186,503
The Goldman Sachs Group                                  6.60%             1/15/2012            235               254,870
Verizon Global Funding Corp.                             7.25%             12/1/2010            430               472,711
Viacom, Inc.                                            7.875%             7/30/2030            125               152,226
Waste Management, Inc.                                  7.375%              8/1/2010            245               261,487
Waste Management, Inc.                                   7.10%              8/1/2026            250               251,996
Weyerhaeuser Co.                                        6.125%             3/15/2007            180               188,450
                                                                                                             ------------
TOTAL                                                                                                          13,019,859
                                                                                                             ------------

FOREIGN SECURITIES 1.24%
France Telecom(b)                                       10.00%              3/1/2031            155               183,224
Republic of Chile                                       5.625%             7/23/2007             95                98,058
Republic of Poland                                       6.25%              7/3/2012            105               113,925
United Mexican States                                   9.875%              2/1/2010            147               173,828
                                                                                                             ------------
TOTAL                                                                                                             569,035
                                                                                                             ------------

GOVERNMENT AGENCY BONDS 11.22%
Federal National Mortgage Assoc.                        6.625%             9/15/2009            580               660,794
Federal National Mortgage Assoc.                         6.00%             5/15/2011            500               547,140
Federal National Mortgage Assoc.                         5.50%            10/18/2011            870               893,257
Federal National Mortgage Assoc.                         6.25%             3/22/2012          1,550             1,644,752
Federal National Mortgage Assoc.                        6.625%            11/15/2030          1,240             1,406,036
                                                                                                             ------------
TOTAL                                                                                                           5,151,979
                                                                                                             ------------

NON-AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES 2.38%
Credit Suisse First Boston 1998-C2 A1                    5.96%            11/11/2030            268               285,311
Credit Suisse First Boston 1998-C2 A2                    6.30%            11/11/2030             60                65,346
DLJ Commercial Mortgage Corp. 1998-CF1 A1A               6.14%             2/18/2031            702               743,467
                                                                                                             ------------
TOTAL                                                                                                           1,094,124
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND NOVEMBER 30, 2002

                                                                                          PRINCIPAL
                                                     INTEREST               MATURITY         AMOUNT
INVESTMENTS                                              RATE                   DATE          (000)                 VALUE
-------------------------------------------------------------------------------------------------------------------------
PASS-THROUGH AGENCIES 21.29%
Federal Home Loan Mortgage Corp.                         6.50%              4/1/2003   $          5          $      5,252
Federal Home Loan Mortgage Corp.                         7.00%              4/1/2032            400               417,520
Federal Home Loan Mortgage Corp.                         7.00%              6/1/2032            351               365,982
Federal Home Loan Mortgage Corp.                         7.00%              4/1/2032            438               456,915
Federal Home Loan Mortgage Corp.                         5.00%              2/1/2003             27                26,841
Federal National Mortgage Assoc.                         6.25%             12/1/2003              1                 1,416
Federal National Mortgage Assoc.                         7.00%              3/1/2016            400               423,640
Federal National Mortgage Assoc.                         6.75%             10/1/2003              1                   905
Federal National Mortgage Assoc.                         7.00%             12/1/2015             87                91,757
Federal National Mortgage Assoc.                         7.00%             12/1/2015            344               364,026
Federal National Mortgage Assoc.                         7.00%              1/1/2017             97               103,160
Federal National Mortgage Assoc.                         6.00%              7/1/2017            397               412,693
Federal Home Loan Mortgage Corp.                         6.50%                   TBA          2,815             2,910,992
Federal Home Loan Mortgage Corp.                         5.50%                   TBA            570               569,316
Federal National Mortgage Assoc.                         5.00%                   TBA            340               341,156
Federal National Mortgage Assoc.                         5.50%                   TBA          1,230             1,254,964
Federal National Mortgage Assoc.                         6.00%                   TBA          1,986             2,029,493
                                                                                                             ------------
TOTAL                                                                                                           9,776,028
                                                                                                             ------------

U.S. TREASURY 4.71%
U.S. Treasury Bond                                       5.25%             2/15/2029          1,410             1,415,922
U.S. Treasury Strips                              Zero Coupon              8/15/2020            831               313,703
U.S. Treasury Strips(c)                           Zero Coupon             11/15/2027          1,700               432,650
                                                                                                             ------------
TOTAL                                                                                                           2,162,275
                                                                                                             ------------
TOTAL LONG-TERM INVESTMENTS (Cost $40,289,228)                                                                 41,002,486
                                                                                                             ============

                                                                                          SHARES
                                                                                           (000)
                                                                                       ------------
SHORT-TERM INVESTMENTS 22.55%

MUTUAL FUND 3.92%
Dreyfus Cash Management Plus Insurance Shares
(Cost $1,801,869)                                                                             1,802             1,801,869
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND NOVEMBER 30, 2002

                                                                                          PRINCIPAL
                                                     INTEREST               MATURITY         AMOUNT
INVESTMENTS                                              RATE                   DATE          (000)                 VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 18.63%
Repurchase Agreement dated 11/29/2002 with
J.P. Morgan Chase & Co. collateralized by
$7,948,000 of Federal Home Loan Mortgage Corp.
5.75% due 1/15/2012; value $8,558,883;
proceeds $8,552,983 (Cost $8,552,000)                    1.38%             12/2/2002   $      8,552          $  8,552,000
                                                                                                             ============
TOTAL SHORT-TERM INVESTMENTS (Cost $10,353,869)                                                                10,353,869
                                                                                                             ============
TOTAL INVESTMENTS 111.85% (Cost $50,643,097)                                                                 $ 51,356,355
                                                                                                             ============

   * Restricted security under Rule 144a.
  IO Interest only.
 (a) Amount represents less than $1,000 principal.
 (b) Variable rate security. The interest rate represents the rate at November 30, 2002.
 (c) All or a portion of security held as collateral in connection with open future contracts.
TBA- To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT COMPARISON
Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Lehman Brothers Aggregate Bond Index and the Lehman Brothers U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND (CLASS Y SHARES)    LEHMAN BROTHERS AGGREGATE     LEHMAN BROTHERS U.S.
                AT NET ASSET VALUE(1)            BOND INDEX(2)            UNIVERSAL INDEX(2)
Dec 14, 98             $ 10,000                     $ 10,000                  $ 10,000
    Nov 99             $ 10,130                     $  9,966                  $ 10,036
    Nov 00             $ 11,157                     $ 10,869                  $ 10,893
    Nov 01             $ 12,584                     $ 12,082                  $ 12,072
    Nov 02             $ 13,412                     $ 12,969                  $ 12,913

                              FISCAL YEAR-END 11/30
              AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDING NOVEMBER 30, 2002

                                      1 YEAR    LIFE OF CLASS
             Class A(3)                1.11%       7.45%
             Class B(4)                1.61%       8.39%
             Class C(5)                5.69%       9.57%
             Class P(6)                6.22%       9.87%
             Class Y(1)                6.58%       7.69%

            30-DAY SEC YIELD FOR THE PERIOD ENDING NOVEMBER 30, 2002:

                    CLASS A     CLASS B     CLASS C     CLASS P    CLASS Y
                      3.51%       3.07%       3.07%       3.62%      4.09%

(1) This shows total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ending November 30, 2002. The Class Y shares were first offered on December 14, 1998. Performance is at net asset value.

(2) Performance for the unmanaged indices does not reflect transaction costs, management fees or sales charges. The performance of the indices is not necessarily representative of the Fund's performance. Performance is calculated as of December 31, 1998.

(3) This shows total return which is the percent change in value, after the deduction of the maximum sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for all periods shown ending November 30, 2002 using the SEC required uniform method to compute such returns. The Class A shares were first offered on August 31, 2000.

(4) The Class B shares were first offered on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of the class.

(5) The Class C shares were first offered on August 31, 2000. Performance is at net asset value.

(6) The Class P shares were first offered on August 31, 2000. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
TOTAL RETURN FUND NOVEMBER 30, 2002

                                                                                PRINCIPAL
                                                INTEREST          MATURITY         AMOUNT
INVESTMENTS                                         RATE              DATE          (000)              VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.93%

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES 1.16%
Federal National Mortgage Assoc.                   7.034%         7/1/2006   $         13       $        13,864
Federal National Mortgage Assoc.                   6.568%         4/1/2008            150               164,606
Federal National Mortgage Assoc.                    6.50%         7/1/2008            214               234,916
Federal National Mortgage Assoc.                    6.13%         9/1/2008             95               103,053
Federal National Mortgage Assoc.                    6.87%         4/1/2006             46                50,550
Federal National Mortgage Assoc.                   7.245%         9/1/2003             27                27,390
Federal National Mortgage Assoc.                   7.235%        10/1/2003            494               502,491
Federal National Mortgage Assoc.                    7.04%         3/1/2007             47                52,196
                                                                                                ---------------
TOTAL                                                                                                 1,149,066
                                                                                                ---------------

ASSET BACKED SECURITIES 19.55%
American Express Credit 1999-3 A                   1.521%(b)    12/15/2006            725               726,305
American Express Credit 1999-5 A                   1.621%(b)     2/15/2007            625               627,313
American Express Credit 2000-2 A                   1.546%(b)     9/17/2007            650               652,210
Chase Credit Card Master Trust 1997-5 A            6.194%        8/15/2005            450               451,215
Citibank Credit Card 2000-A2 A2                     1.67%(b)     11/7/2005            425               425,085
Citibank Credit Card Master 1999-1 A                5.50%        2/15/2006            775               808,713
Cit RV Trust 1996-A                                 5.40%       12/15/2011              7                 7,474
Daimler Chrysler Auto Trust 2001-D A2               2.47%(b)      6/6/2004          1,020             1,023,227
Dayton Hudson Credit Card 1998-1 A                  5.90%        5/25/2006            900               925,110
Discover Card Master Trust I 1998-6 A               5.85%        1/17/2006          1,800             1,849,140
Discover Card Master Trust I 1999-5 A              1.561%(b)    12/18/2006            580               580,974
First Chicago Master Trust II 1995-0 A             1.611%(b)     2/15/2004             62                61,710
First USA Credit Card MT 1996-6 A                   1.52%(b)     7/10/2006          1,308             1,308,654
First USA Credit Card MT 1997-1 A                  1.481%(b)    10/17/2006          1,089             1,090,089
First USA Credit Card MT 1999-1 A                   1.54%(b)    10/19/2006            350               350,446
First USA Credit Card MT 1999-3 A                   1.54%(b)    12/19/2006            300               300,570
Ford Credit Auto Owner Trust 1999-D A5              6.52%        9/15/2003             38                38,297
Ford Credit Auto Owner Trust 2000-A A4              7.09%       11/17/2003             48                48,289
Ford Credit Auto Owner Trust 2000-E A4              6.74%        6/15/2004            330               335,432
Ford Credit Auto Owner Trust 2000-G A4              6.62%        7/15/2004            862               877,232
Ford Credit Auto Owner Trust 2000-G B               6.92%        4/15/2005            331               348,609
Ford Credit Auto Owner Trust 2001-D A2              3.71%        9/15/2003            236               236,253
Ford Credit Auto Owner Trust 2002-A A2B            1.481%(b)     5/15/2004            412               411,972
Green Tree Financial 1999-1 A3                      5.61%         5/1/2013            139               140,573

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2002

                                                                                PRINCIPAL
                                                INTEREST          MATURITY         AMOUNT
INVESTMENTS                                         RATE              DATE          (000)                 VALUE
---------------------------------------------------------------------------------------------------------------
Green Tree Financial 1999-3 A4                      5.95%         2/1/2031   $         89       $        90,191
Green Tree Financial 1999-5 A3                      6.97%         4/1/2031            363               369,102
Massachusetts RRB 1999-1 A2                         6.45%        9/15/2005            199               203,716
MBNA Master Credit Card Trust 1998-J A              5.25%        2/15/2006            540               555,768
PP&L Transition Bond Co., LLC 1999-1 A3             6.60%        3/25/2005            329               331,556
Premier Auto Trust 1999-2 A4                        5.59%         2/9/2004            147               147,979
Premier Auto Trust 1999-3 A4                        6.43%         3/8/2004            471               477,309
Residential Asset Sec. Corp. 1997-KS3 AI6           6.90%        8/25/2027            559               579,995
Residential Asset Sec. Corp. 1997-KS4 AI6           6.68%       11/25/2027            183               189,330
Sears Credit Acct Master TR 1995-5 A                6.05%        1/15/2008            281               288,731
Sears Credit Acct Master TR 1998-2 A                5.25%       10/16/2008            719               743,149
Sears Credit Acct Master TR 2002-1 A               1.481%(b)     2/18/2009            390               390,156
Standard Credit Card Master 1993-2 A                5.95%        10/7/2004            530               548,020
The Money Store Home Equity 1994-A A5              6.725%        6/15/2024            495               506,102
Vanderbilt Mortgage Fin. Tr. 2000-D A2             6.975%         1/7/2014            346               357,014
                                                                                                ---------------
TOTAL                                                                                                19,403,010
                                                                                                ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS 0.55%
Federal Home Loan Mortgage Corp. 1150 H             7.00%        9/15/2006             --(a)                365
Federal Home Loan Mortgage Corp. 1542 H             6.50%       10/15/2020             26                26,662
Federal Home Loan Mortgage Corp. 1559 VP            5.50%        2/15/2020             17                17,204
Federal Home Loan Mortgage Corp. 1611 F             5.75%        5/15/2021            235               235,667
Federal Home Loan Mortgage Corp. 1611 G            1.938%(b)     5/15/2021             72                72,051
Federal Home Loan Mortgage Corp. 1625 K             6.00%        4/15/2008             62                62,563
Federal Home Loan Mortgage Corp. 1679 C             6.00%       10/15/2007              1                 1,069
Federal Home Loan Mortgage Corp. 1693 L             6.00%        2/15/2008              2                 1,820
Federal National Mortgage Assoc. 1993-209 F        1.806%(b)     8/25/2008             51                50,888
Federal National Mortgage Assoc. 1993-221 FC       2.056%(b)     3/25/2008             58                58,534
Federal National Mortgage Assoc. 1993-225 WA        6.00%        1/25/2013             15                15,023
                                                                                                ---------------
TOTAL                                                                                                   541,846
                                                                                                ---------------

CORPORATE 34.51%
Airgas, Inc.                                        7.75%        9/15/2006            420               427,882
American Standard, Inc.                            7.625%        2/15/2010            271               290,309
AOL Time Warner, Inc.                              6.125%        4/15/2006            208               209,517
AOL Time Warner, Inc.                               6.75%        4/15/2011            960               966,834
AT&T Broadband Corp.                               8.375%        3/15/2013            184               197,738
AT&T Corp.                                          6.00%        3/15/2009             18                17,126

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2002

                                                                                PRINCIPAL
                                                INTEREST          MATURITY         AMOUNT
INVESTMENTS                                         RATE              DATE          (000)                 VALUE
---------------------------------------------------------------------------------------------------------------
AT&T Corp.                                          7.30%       11/15/2011   $        406       $       414,915
AT&T Corp.                                          8.00%       11/15/2031            242               245,213
AT&T Wireless Services, Inc.                       7.875%         3/1/2011            887               853,034
Aztar Corp.                                         9.00%        8/15/2011            247               254,410
Burlington Northern Santa Fe                        7.95%        8/15/2030            282               343,636
Calpine Corp.                                      7.875%         4/1/2008            276               121,440
Chesapeake Energy Corp.                            8.375%        11/1/2008            247               260,585
Citigroup, Inc.                                    6.625%        6/15/2032            277               291,104
Comcast Cable Comm.                                 6.75%        1/30/2011            298               295,101
CRH America, Inc.                                   6.95%        3/15/2012            510               559,440
CSC Holdings, Inc.                                 8.125%        8/15/2009            212               200,870
Cummins, Inc.                                       9.50%        12/1/2010             76                80,180
Dean Foods Co.                                      8.15%         8/1/2007            361               383,104
Dole Food Co.                                      6.375%        10/1/2005            331               327,554
Dominion Resources, Inc.                            6.25%        6/30/2012            387               402,922
Dow Chemical Co.                                    5.97%        1/15/2009          1,327             1,349,215
DTE Energy Co.                                      7.05%         6/1/2011            450               490,887
Dun & Bradstreet Corp.                             6.625%        3/15/2006            180               192,410
Duquesne Light Co.                                  6.70%        4/15/2012            310               330,054
Enterprise Products Operating                       7.50%         2/1/2011            448               473,209
Ferro Corp.                                        9.125%         1/1/2009            509               524,197
FMC Corp.                                           6.75%         5/5/2005            372               347,622
Ford Motor Co.                                      7.45%        7/16/2031            347               293,695
Ford Motor Credit Corp.                            6.875%         2/1/2006          2,790             2,757,753
General Electric Capital Corp.                     7.375%        1/19/2010            733               840,091
General Electric Capital Corp.                      6.75%        3/15/2032            771               821,865
Georgia-Pacific Corp.                               9.50%        12/1/2011            471               455,319
GMAC Mortgage Corp.                                6.875%        8/28/2012            444               428,176
GMAC Mortgage Corp.                                 8.00%        11/1/2031            514               502,908
Goodyear Tire & Rubber Co.                         7.857%        8/15/2011            401               289,585
Halliburton Co.                                     6.00%         8/1/2006            382               376,636
Harrahs Operating Co., Inc.                         8.00%         2/1/2011            371               412,833
HCA, Inc.                                           6.95%         5/1/2012            490               488,455
Healthsouth Corp.                                   8.50%         2/1/2008            489               435,210
Hilton Hotel Corp.                                  8.25%        2/15/2011            322               338,642
Household Finance Corp.                            6.375%       10/15/2011            500               491,460
Household Finance Corp.                            7.625%        5/17/2032            227               230,473

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2002

                                                                                PRINCIPAL
                                                INTEREST          MATURITY         AMOUNT
INVESTMENTS                                         RATE              DATE          (000)                 VALUE
---------------------------------------------------------------------------------------------------------------
Int'l. Flavors & Fragrances                         6.45%        5/15/2006   $        830       $       889,476
John Deere Capital Corp.                            7.00%        3/15/2012            499               567,182
Kansas City Pwr & Lt Co.                           7.125%       12/15/2005             52                56,951
L-3 Communications Holding, Inc.                   7.625%        6/15/2012            257               271,135
Lenfest Communications, Inc.                        8.25%        2/15/2008            635               649,992
Lincoln National Corp.                              6.20%       12/15/2011            772               776,183
MeadWestvaco Corp.                                  6.85%         4/1/2012            549               591,445
Morgan Stanley                                      6.75%        4/15/2011            672               729,822
Niagara Mohawk Holdings, Inc.                      5.375%        10/1/2004            355               366,810
Oncor Electric Delivery Co.                        6.375%         5/1/2012            307               315,275
Oshkosh Truck Corp.                                 8.75%         3/1/2008            261               270,135
Park Place Entertainment Corp.                      7.50%         9/1/2009            430               439,804
Petroliam Nasion Berhad                             7.75%        8/15/2015            220               244,101
Praxair, Inc.                                       6.50%         3/1/2008            385               424,071
Quest Diagnostics, Inc.                             7.50%        7/12/2011            385               427,579
Saks, Inc.                                          7.50%        12/1/2010            362               347,520
Scholastic Corp.                                    5.75%        1/15/2007            674               701,561
Sears Roebuck Acceptance                            7.00%         6/1/2032            173               148,697
Shaw Communications, Inc.                           7.25%         4/6/2011            548               461,635
Stone Container Corp.                              8.375%         7/1/2012            123               129,150
Telus Corp.                                         8.00%         6/1/2011          1,059               995,460
Tembec Industries, Inc.                             7.75%        3/15/2012            391               391,978
The Goldman Sachs Group                            6.875%        1/15/2011            377               413,597
The Goldman Sachs Group                             6.60%        1/15/2012            593               643,141
Verizon Global Funding Corp.                        7.25%        12/1/2010            935             1,027,871
Viacom, Inc.                                       7.875%        7/30/2030            287               349,512
Waste Management, Inc.                             7.375%         8/1/2010            475               506,964
Waste Management, Inc.                              7.10%         8/1/2026            614               618,902
Weyerhaeuser Co.                                   6.125%        3/15/2007            451               472,173
                                                                                                ---------------
TOTAL                                                                                                34,241,731
                                                                                                ---------------

FOREIGN SECURITIES 2.75%
France Telecom(b)                                  10.00%         3/1/2031            307               362,902
Republic of Bulgaria                                8.25%        1/15/2015            174               189,225
Republic of Chile                                  5.625%        7/23/2007            275               283,851
Republic of Colombia                                9.75%         4/9/2011            271               271,731
Republic of Panama                                 9.375%        1/16/2023            125               124,688
Republic of Peru*                                  9.125%        2/21/2012            315               296,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2002

                                                                                PRINCIPAL
                                                INTEREST          MATURITY         AMOUNT
INVESTMENTS                                         RATE              DATE          (000)                 VALUE
---------------------------------------------------------------------------------------------------------------
Republic of Poland                                  6.25%         7/3/2012   $        279       $       302,715
Russian Federation                                  5.00%        3/31/2030            370               291,606
United Mexican States                              9.875%         2/1/2010            510               603,075
                                                                                                ---------------
TOTAL                                                                                                 2,725,893
                                                                                                ---------------

GOVERNMENT AGENCY BONDS 9.92%
Federal National Mortgage Assoc.                   6.625%        9/15/2009            900             1,025,370
Federal National Mortgage Assoc.                    6.00%        5/15/2011          1,000             1,094,279
Federal National Mortgage Assoc.                    5.50%       10/18/2011          2,260             2,320,414
Federal National Mortgage Assoc.                    6.25%        3/22/2012          3,850             4,085,351
Federal National Mortgage Assoc.                   6.625%       11/15/2030          1,160             1,315,324
                                                                                                ---------------
TOTAL                                                                                                 9,840,738
                                                                                                ---------------

NON-AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES 2.16%
Commercial Mortgage Asset 1999-C2 A1               7.285%       11/17/2032             48                52,808
Credit Suisse First Boston 1998-C2 A1               5.96%       11/11/2030            722               767,256
Credit Suisse First Boston 1998-C2 A2               6.30%       11/11/2030            435               473,759
DLJ Commercial Mortgage Corp. 1998-CF1 A1A          6.14%        2/18/2031            617               653,656
First Union National Bank 2000-C1 A2               7.841%        5/17/2032            165               193,628
                                                                                                ---------------
TOTAL                                                                                                 2,141,107
                                                                                                ---------------

PASS-THROUGH AGENCIES 19.04%
Federal Home Loan Mortgage Corp.                    7.00%         4/1/2032            850               887,230
Federal Home Loan Mortgage Corp.                    7.00%         4/1/2032          1,300             1,357,026
Federal National Mortgage Assoc.                    7.00%         3/1/2016            500               529,550
Federal National Mortgage Assoc.                    8.50%         6/1/2003              1                 1,114
Federal National Mortgage Assoc.                    7.00%         1/1/2016            650               688,941
Federal National Mortgage Assoc.                    7.00%        12/1/2015            501               530,310
Federal National Mortgage Assoc.                    7.00%         1/1/2017            616               652,235
Federal National Mortgage Assoc.                    6.00%         3/1/2017            432               449,381
Federal National Mortgage Assoc.                    6.00%         7/1/2017            440               457,769
Government National Mortgage Assoc.                12.00%        8/15/2013             --(a)                331
Government National Mortgage Assoc.                 8.00%        9/15/2004             --(a)                276
Federal Home Loan Mortgage Corp.                    6.50%              TBA          5,130             5,304,933
Federal Home Loan Mortgage Corp.                    5.50%              TBA            700               699,160
Federal National Mortgage Assoc.                    5.00%              TBA            700               702,380
Federal National Mortgage Assoc.                    5.50%              TBA          2,610             2,662,983
Federal National Mortgage Assoc.                    6.00%              TBA          3,881             3,965,994
                                                                                                ---------------
TOTAL                                                                                                18,889,613
                                                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2002

                                                                                PRINCIPAL
                                                INTEREST          MATURITY         AMOUNT
INVESTMENTS                                         RATE              DATE          (000)                 VALUE
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY 6.29%
U.S. Treasury Bond                                  5.25%        2/15/2029   $      2,650       $     2,661,130
U.S. Treasury Bond                                 5.375%        2/15/2031            450               472,320
U.S. Treasury Note                                  6.50%        2/15/2010          1,000             1,161,600
U.S. Treasury Strips(c)                      Zero Coupon         8/15/2020          1,850               698,375
U.S. Treasury Strips                         Zero Coupon        11/15/2027          4,880             1,241,960
                                                                                                ---------------
TOTAL                                                                                                 6,235,385
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENTS
 (Cost $93,368,751)                                                                                  95,168,389
                                                                                                ===============

                                                                                   SHARES
                                                                                    (000)
                                                                             ------------
SHORT-TERM INVESTMENTS 16.61%

MUTUAL FUND 4.04%

Dreyfus Cash Management Plus Insurance
Shares (Cost $4,004,154)                                                            4,004             4,004,154
                                                                                                 --------------

                                                                                PRINCIPAL
                                                                                   AMOUNT
                                                                                    (000)
                                                                             ------------
REPURCHASE AGREEMENTS 12.57%
Repurchase Agreement dated 11/29/2002 with
State Street Bank & Trust Co. collateralized
by $910,000 of Federal Home Loan Bank 4.875%
due 5/15/2007; value $957,775; proceeds
$937,116                                            1.27%        12/2/2002   $        937               937,017
                                                                                                ---------------

Repurchase Agreement dated 11/29/2002 with
J.P. Morgan Chase & Co. collateralized by
$10,722,000 of Federal Home Loan Mortgage
Corp. 5.75% due 1/15/2012; value
$11,546,093; proceeds $11,538,327                   1.38%        12/2/2002         11,537            11,537,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $12,474,017)                                                       12,474,017
                                                                                                ===============
TOTAL SHORT-TERM INVESTMENTS (Cost $16,478,171)                                                      16,478,171
                                                                                                ===============
TOTAL INVESTMENTS 112.54% (Cost $109,846,922)                                                   $   111,646,560
                                                                                                ===============

    * Restricted security under Rule 144A.
  (a) Amount represents less than $1,000 principal.
  (b) Variable rate security. The interest rate represents the rate at November 30, 2002.
  (c) All or a portion of security held as collateral in connection with open future contracts.
TBA - To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2002

                                                                              CORE FIXED             TOTAL
                                                                             INCOME FUND       RETURN FUND
ASSETS:
  Investments in securities, at cost                                     $    50,643,097   $   109,846,922
----------------------------------------------------------------------------------------------------------
  Investments in securities, at value                                    $    51,356,355   $   111,646,560
  Receivables:
    Interest and dividends                                                       394,067         1,057,598
    Investment securities sold                                                 3,535,947         7,602,512
    Capital shares sold                                                          767,590           335,407
    From Lord, Abbett & Co. LLC                                                   24,744            35,773
    Variation margin                                                               2,063                 -
  Prepaid expenses and other assets                                               21,963            36,541
----------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                                56,102,729       120,714,391
----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                            9,843,394        20,882,612
    Capital shares reacquired                                                     92,762           134,691
    12b-1 distribution fees                                                       15,519            32,904
    Trustees' fees                                                                    78                29
    To affiliate                                                                       -               945
    Variation margin                                                                   -            14,392
    To bank                                                                       37,939                 -
  Dividends payable                                                              145,764           352,565
  Accrued expenses and other liabilities                                          47,714            73,947
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                           10,183,170        21,492,085
==========================================================================================================
NET ASSETS                                                               $    45,919,559   $    99,222,306
==========================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $    45,189,715   $    97,976,651
Distributions in excess of net investment income                                 (35,573)         (255,474)
Accumulated net realized gain (loss) on investments                               56,595          (332,353)
Net unrealized appreciation on investments and futures contracts                 708,822         1,833,482
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $    45,919,559   $    99,222,306
==========================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $    18,592,926   $    36,690,861
Class B Shares                                                           $    12,484,766   $    29,981,656
Class C Shares                                                           $     6,464,318   $    16,379,420
Class P Shares                                                           $         1,914   $         1,369
Class Y Shares                                                           $     8,375,635   $    16,169,000

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                 1,731,753         3,514,024
Class B Shares                                                                 1,164,529         2,871,756
Class C Shares                                                                   604,264         1,569,491
Class P Shares                                                                   177.542           130.600
Class Y Shares                                                                   779,488         1,546,222

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $         10.74   $         10.44
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%)                           $         11.28   $         10.96
Class B Shares-Net asset value                                           $         10.72   $         10.44
Class C Shares-Net asset value                                           $         10.70   $         10.44
Class P Shares-Net asset value                                           $         10.78   $         10.48
Class Y Shares-Net asset value                                           $         10.75   $         10.46
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2002

                                                                              CORE FIXED             TOTAL
                                                                             INCOME FUND       RETURN FUND
INVESTMENT INCOME:
Interest                                                                 $     1,160,606   $     3,273,495
Dividends                                                                         13,563            38,112
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        1,174,169         3,311,607
==========================================================================================================
EXPENSES:
Management fees                                                                  123,416           330,792
12b-1 distribution plan-Class A                                                   30,200            89,681
12b-1 distribution plan-Class B                                                   53,954           174,501
12b-1 distribution plan-Class C                                                   27,967            94,512
12b-1 distribution plan-Class P                                                        6                 5
Subsidy (note 3)                                                                       -            58,230
Shareholder servicing                                                             30,392           103,718
Reports to shareholders                                                            9,598            37,732
Registration                                                                      49,938            52,522
Fund accounting                                                                   26,639            28,327
Custody                                                                           20,453            26,068
Professional                                                                      10,341            16,121
Trustees' fees                                                                       371               914
Pricing                                                                            1,944             8,054
Other                                                                              2,350             8,916
----------------------------------------------------------------------------------------------------------
Gross expenses                                                                   387,569         1,030,093
  Expenses assumed by Lord, Abbett & Co. LLC                                     (51,062)         (108,322)
  Expense reductions                                                             (10,070)           (1,513)
  Management fee waived                                                         (123,416)         (330,792)
----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                     203,021           589,466
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            971,148         2,722,141
----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                 287,346           116,332
Net change in unrealized appreciation/depreciation on investments
  and futures contracts                                                          511,310         1,535,960
==========================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                 798,656         1,652,292
==========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $     1,769,804   $     4,374,433
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2002

                                                                              CORE FIXED             TOTAL
INCREASE IN NET ASSETS                                                       INCOME FUND       RETURN FUND
OPERATIONS:
Net investment income                                                    $       971,148   $     2,722,141
Net realized gain on investments                                                 287,346           116,332
Net change in unrealized appreciation/depreciation on investments
  and futures contracts                                                          511,310         1,535,960
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           1,769,804         4,374,433
==========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                       (448,103)       (1,209,976)
  Class B                                                                       (267,881)         (895,298)
  Class C                                                                       (138,959)         (529,898)
  Class P                                                                            (90)              (67)
  Class Y                                                                       (355,132)         (739,624)
Net realized gain
  Class A                                                                        (98,622)         (138,937)
  Class B                                                                        (36,915)          (91,102)
  Class C                                                                        (19,017)          (57,869)
  Class P                                                                            (33)              (12)
  Class Y                                                                       (118,554)         (121,062)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (1,483,306)       (3,783,845)
==========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             37,594,680        73,042,491
Reinvestment of distributions                                                  1,035,779         2,428,446
Cost of shares reacquired                                                     (7,035,717)      (18,515,598)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                   31,594,742        56,955,339
==========================================================================================================
NET INCREASE IN NET ASSETS                                                    31,881,240        57,545,927
==========================================================================================================
NET ASSETS
Beginning of year                                                             14,038,319        41,676,379
----------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $    45,919,559   $    99,222,306
==========================================================================================================
DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME                                                  $       (35,573)  $      (255,474)
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2001

                                                                          CORE FIXED              TOTAL
                                                                         INCOME FUND        RETURN FUND
OPERATIONS:
Net investment income                                                   $    626,566       $    877,449
Net realized gain on investments and futures contracts                       504,695            520,116
Net change in unrealized appreciation/depreciation on
  investments                                                                 47,510            273,907
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       1,178,771          1,671,472
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                                   (391,845)          (144,016)
  Class B                                                                    (13,240)           (82,520)
  Class C                                                                     (7,628)           (50,160)
  Class P                                                                       (151)              (136)
  Class Y                                                                   (821,235)          (863,931)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                       (1,234,099)        (1,140,763)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                          8,172,301         49,279,439
Reinvestment of distributions                                              1,218,250          1,041,344
Cost of shares reacquired                                                 (4,670,644)       (11,570,093)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL  SHARE TRANSACTIONS      4,719,907         38,750,690
=======================================================================================================
NET INCREASE IN NET ASSETS                                                 4,664,579         39,281,399
=======================================================================================================
NET ASSETS:
Beginning of year                                                          9,373,740          2,394,980
-------------------------------------------------------------------------------------------------------
END OF YEAR                                                             $ 14,038,319       $ 41,676,379
=======================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                        $    (63,836)      $   (105,806)
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------         TO
                                                          2002              2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $       10.81    $       10.91    $       10.55
                                                      =============    =============    =============
Investment operations
  Net investment income                                         .43(b)           .66(b)           .18(b)
  Net realized and unrealized gain                              .24              .61              .18
                                                      -------------    -------------    -------------
    Total from investment operations                            .67             1.27              .36
                                                      -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                        (.54)           (1.37)               -
  Net realized gain                                            (.20)               -                -
                                                      -------------    -------------    -------------
    Total distributions                                        (.74)           (1.37)               -
                                                      -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                        $       10.74    $       10.81    $       10.91
                                                      =============    =============    =============

Total Return(c)                                                6.57%           12.64%            3.41%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .70%             .01%             .00%(d)
  Expenses, excluding waiver and expense reductions            1.45%            1.77%             .16%(d)
  Net investment income                                        4.06%            6.21%            1.67%(d)

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------         TO
SUPPLEMENTAL DATA:                                        2002              2001         11/30/2000
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $      18,593    $       5,139    $       2,814
  Portfolio turnover rate                                    433.27%          641.36%          595.00%
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------         TO
                                                          2002              2001        1 1/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $       10.82    $       10.91    $       10.55
                                                      =============    =============    =============
Investment operations
  Net investment income                                         .36(b)           .61(b)           .18(b)
  Net realized and unrealized gain                              .25              .66              .18
                                                      -------------    -------------    -------------
    Total from investment operations                            .61             1.27              .36
                                                      -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                        (.51)           (1.36)               -
  Net realized gain                                            (.20)               -                -
                                                      -------------    -------------    -------------
    Total distributions                                        (.71)           (1.36)               -
                                                      -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                        $       10.72    $       10.82    $       10.91
                                                      =============    =============    =============

Total Return(c)                                                5.95%           12.57%            3.41%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions            1.29%             .45%             .00%(d)
  Expenses, excluding waiver and expense reductions            2.04%            2.21%             .16%(d)
  Net investment income                                        3.47%            5.77%            1.67%(d)

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------         TO
SUPPLEMENTAL DATA:                                        2002              2001         11/30/2000
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $      12,485    $       1,642    $           1
  Portfolio turnover rate                                    433.27%          641.36%          595.00%
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------         TO
                                                          2002              2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $       10.79    $       10.91    $       10.55
                                                      =============    =============    =============
Investment operations
  Net investment income                                         .36(b)           .61(b)           .18(b)
  Net realized and unrealized gain                              .26              .64              .18
                                                      -------------    -------------    -------------
    Total from investment operations                            .62             1.25              .36
                                                      -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                        (.51)           (1.37)               -
  Net realized gain                                            (.20)               -                -
                                                      -------------    -------------    -------------
    Total distributions                                        (.71)           (1.37)               -
                                                      -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                        $       10.70    $       10.79    $       10.91
                                                      =============    =============    =============

Total Return(c)                                                6.06%           12.42%            3.41%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions            1.29%             .53%             .00%(d)
  Expenses, excluding waiver and expense reductions            2.04%            2.29%             .16%(d)
  Net investment income                                        3.47%            5.69%            1.67%(d)

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
SUPPLEMENTAL DATA:                                        2002              2001         11/30/2000
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $       6,464    $         846    $           1
  Portfolio turnover rate                                    433.27%          641.36%          595.00%
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
                                                          2002              2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $       10.83    $       10.91    $       10.55
                                                      =============    =============    =============
Investment operations
  Net investment income                                         .46(b)           .64(b)           .18(b)
  Net realized and unrealized gain                              .22              .65              .18
                                                      -------------    -------------    -------------
    Total from investment operations                            .68             1.29              .36
                                                      -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                        (.53)           (1.37)               -
  Net realized gain                                            (.20)               -                -
                                                      -------------    -------------    -------------
    Total distributions                                        (.73)           (1.37)               -
                                                      -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                        $       10.78    $       10.83    $       10.91
                                                      =============    =============    =============

Total Return(c)                                                6.59%           12.84%            3.41%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .68%             .24%             .00%(d)
  Expenses, excluding waiver and expense reductions            1.43%            2.00%             .16%(d)
  Net investment income                                        4.08%            6.06%            1.67%(d)

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
SUPPLEMENTAL DATA:                                        2002              2001         11/30/2000
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $           2    $           2    $           1
  Portfolio turnover rate                                    433.27%          641.36%          595.00%
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                                         YEAR ENDED 11/30                      12/10/1997(e)
                                                     --------------------------------------------------------        TO
                                                        2002            2001           2000          1999       11/30/1998
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $     10.80    $     10.90    $     10.54    $     10.97  $       10.00
                                                     ===========    ===========    ===========    ===========  =============
Investment operations
  Net investment income                                      .49(b)         .66(b)         .71(b)         .69            .62
  Net realized and unrealized gain (loss)                    .22            .61            .29           (.59)           .35
                                                     -----------    -----------    -----------    -----------  -------------
    Total from investment operations                         .71           1.27           1.00            .10            .97
                                                     -----------    -----------    -----------    -----------  -------------
Distributions to shareholders from:
  Net investment income                                     (.56)         (1.37)          (.64)          (.41)             -
  Net realized gain                                         (.20)             -              -           (.12)             -
                                                     -----------    -----------    -----------    -----------  -------------
    Total distributions                                     (.76)         (1.37)          (.64)          (.53)             -
                                                     -----------    -----------    -----------    -----------  -------------
NET ASSET VALUE, END OF PERIOD                       $     10.75    $     10.80    $     10.90    $     10.54  $       10.97
                                                     ===========    ===========    ===========    ===========  =============

Total Return(c)                                             6.96%         12.65%         10.06%          1.08%          9.70%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                       .37%           .00%           .00%           .00%           .00%(d)
  Expenses, excluding waiver and
    expense reductions                                      1.12%          1.76%           .67%           .63%           .75%(d)
  Net investment income                                     4.39%          6.22%          6.88%          6.62%          5.98%(d)

                                                                         YEAR ENDED 11/30                      12/10/1997(e)
                                                     --------------------------------------------------------       TO
SUPPLEMENTAL DATA:                                      2002            2001           2000          1999       11/30/1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $     8,376    $     6,409    $     6,557    $     8,713  $       4,694
  Portfolio turnover rate                                 433.27%        641.36%        595.00%        412.77%        411.03%
----------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e) Commencement of operations on December 10, 1997. SEC effective date and date shares first became available to the public -- March 16, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
                                                          2002              2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $       10.47    $       10.43    $       10.12
                                                      =============    =============    =============
Investment operations
  Net investment income                                         .44(b)           .58(b)           .17(b)
  Net realized and unrealized gain                              .18              .66              .14
                                                      -------------    -------------    -------------
    Total from investment operations                            .62             1.24              .31
                                                      -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                        (.55)           (1.20)               -
  Net realized gain                                            (.10)               -                -
                                                      -------------    -------------    -------------
    Total distributions                                        (.65)           (1.20)               -
                                                      -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                        $       10.44    $       10.47    $       10.43
                                                      =============    =============    =============

Total Return(c)                                                6.14%           12.79%            3.06%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .73%             .14%             .00%(d)
  Expenses, excluding waiver and expense reductions            1.40%            1.11%             .42%(d)
  Net investment income                                        4.28%            5.62%            1.68%(d)

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
SUPPLEMENTAL DATA:                                        2002              2001         11/30/2000
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $      36,691    $      14,068    $         161
  Portfolio turnover rate                                    419.92%          720.60%          562.50%
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
                                                          2002              2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $       10.49    $       10.44    $       10.12
                                                      =============    =============    =============
Investment operations
  Net investment income                                         .38(b)           .54(b)           .17(b)
  Net realized and unrealized gain                              .18              .71              .15
                                                      -------------    -------------    -------------
    Total from investment operations                            .56             1.25              .32
                                                      -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                        (.51)           (1.20)               -
  Net realized gain                                            (.10)               -                -
                                                      -------------    -------------    -------------
    Total distributions                                        (.61)           (1.20)               -
                                                      -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                        $       10.44    $       10.49    $       10.44
                                                      =============    =============    =============

Total Return(c)                                                5.59%           12.82%            3.16%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions            1.26%             .48%             .00%(d)
  Expenses, excluding waiver and expense reductions            1.93%            1.45%             .42%(d)
  Net investment income                                        3.75%            5.29%            1.68%(d)

                                                             YEAR ENDED 11/30           8/31/2000(a)
                                                      ------------------------------         TO
SUPPLEMENTAL DATA:                                        2002              2001         11/30/2000
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $      29,982    $       9,093    $           1
  Portfolio turnover rate                                    419.92%          720.60%          562.50%
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
                                                          2002              2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $       10.48    $       10.44    $       10.12
                                                      =============    =============    =============
Investment operations
  Net investment income                                         .39(b)           .54(b)           .17(b)
  Net realized and unrealized gain                              .18              .69              .15
                                                      -------------    -------------    -------------
    Total from investment operations                            .57             1.23              .32
                                                      -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                        (.51)           (1.19)               -
  Net realized gain                                            (.10)               -                -
                                                      -------------    -------------    -------------
    Total distributions                                        (.61)           (1.19)               -
                                                      -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                        $       10.44    $       10.48    $       10.44
                                                      =============    =============    =============

Total Return(c)                                                5.69%           12.67%            3.16%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions            1.20%             .55%             .00%(d)
  Expenses, excluding waiver and expense reductions            1.87%            1.52%             .42%(d)
  Net investment income                                        3.81%            5.22%            1.68%(d)

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
SUPPLEMENTAL DATA:                                        2002              2001         11/30/2000
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $      16,379    $       5,526    $           1
  Portfolio turnover rate                                    419.92%          720.60%          562.50%
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
                                                          2002              2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $       10.48    $       10.43    $       10.12
                                                      =============    =============    =============
Investment operations
  Net investment income                                         .46(b)           .57(b)           .17(b)
  Net realized and unrealized gain                              .17              .69              .14
                                                      -------------    -------------    -------------
    Total from investment operations                            .63             1.26              .31
                                                      -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                        (.53)           (1.21)               -
  Net realized gain                                            (.10)               -                -
                                                      -------------    -------------    -------------
    Total distributions                                        (.63)           (1.21)               -
                                                      -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                        $       10.48    $       10.48    $       10.43
                                                      =============    =============    =============

Total Return(c)                                                6.22%           12.93%            3.06%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .71%             .24%             .00%(d)
  Expenses, excluding waiver and expense reductions            1.38%            1.21%             .42%(d)
  Net investment income                                        4.30%            5.57%            1.68%(d)

                                                             YEAR ENDED 11/30            8/31/2000(a)
                                                      ------------------------------          TO
SUPPLEMENTAL DATA:                                        2002              2001         11/30/2000
-----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $           1    $           1    $           1
  Portfolio turnover rate                                    419.92%          720.60%          562.50%
-----------------------------------------------------------------------------------------------------

               SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                                  YEAR ENDED 11/30                12/14/1998(e)
                                                     -----------------------------------------          TO
                                                        2002           2001           2000         11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $     10.47    $     10.43    $     10.13    $       10.00
                                                     ===========    ===========    ===========    =============
Investment operations
  Net investment income                                      .49(b)         .59(b)         .69(b)           .62
  Net realized and unrealized gain (loss)                    .17            .66            .27             (.49)
                                                     -----------    -----------    -----------    -------------
    Total from investment operations                         .66           1.25            .96              .13
                                                     -----------    -----------    -----------    -------------
Distributions to shareholders from:
  Net investment income                                     (.57)         (1.21)          (.66)               -
  Net realized gain                                         (.10)             -              -                -
                                                     -----------    -----------    -----------    -------------
    Total distributions                                     (.67)         (1.21)          (.66)               -
                                                     -----------    -----------    -----------    -------------
NET ASSET VALUE, END OF PERIOD                       $     10.46    $     10.47    $     10.43    $       10.13
                                                     ===========    ===========    ===========    =============

Total Return(c)                                             6.58%         12.82%         10.14%            1.30%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
  reductions                                                 .34%           .00%           .00%             .00%(d)
  Expenses, excluding waiver and expense
  reductions                                                1.01%           .97%          1.20%             .89%(d)
  Net investment income                                     4.67%          5.76%          6.96%            6.23%(d)

                                                                  YEAR ENDED 11/30                12/14/1998(e)
                                                     -----------------------------------------          TO
SUPPLEMENTAL DATA:                                      2002           2001           2000         11/30/1999
---------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $    16,169    $    12,988    $     2,231    $       2,103
  Portfolio turnover rate                                 419.92%        720.60%        562.50%          415.82%
---------------------------------------------------------------------------------------------------------------

(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Commencement of investment operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of six funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund")(separately, a "Fund" and collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers five classes of shares: Class A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of class net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(g) REPURCHASE AGREEMENT-Core Fixed Income Fund and Total Return Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Trust requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Trust may incur a loss upon disposition of them.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets of each Fund at an annual rate of 0.50%.

For the year ended November 30, 2002, Lord Abbett voluntarily waived its management fees and assumed other expenses for Core Fixed Income Fund and Total Return Fund as follows:

                                     VOLUNTARY MANAGEMENT            OTHER
                                               FEE WAIVER         EXPENSES
--------------------------------------------------------------------------
Core Fixed Income Fund                               .50%             .21%
Total Return Fund                                    .50%             .16%

Lord Abbett may stop waiving all or a portion of its management fee at any time.

Total Return Fund along with certain other funds managed by Lord Abbett (together, the "Underlying Funds"), have entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust, Inc. ("Balanced Series") pursuant to which each Underlying Fund will subsidize a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by the Balanced Series.

12b-1 DISTRIBUTION PLANS
The Trust has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A(3)      CLASS B(3)      CLASS C(3)       CLASS P
------------------------------------------------------------------------------
Service                   .25%            .25%            .25%            .20%
Distribution              .10%(1)(2)      .75%            .75%            .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. Core Fixed Income Fund and Total Return Fund collected $225 and $1,437 CDSC respectively during the fiscal year.

(2) In addition, each Fund paid an incremental marketing expense of approximately .03% of average net assets of Class A.

(3) Until February 1, 2002, the annual rates were reduced by .10%, .25% and .10% for classes A, B and C, respectively for shares sold subsequent to June 1, 2001.

Effective January 1, 2003, the incremental marketing expense of approximately ..03% of average daily net assets of Class A will be terminated under the Plan. Also, effective January 1, 2003, Lord Abbett will begin providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This will result in Lord Abbett paying Fund Accounting expenses that were previously charged to the funds.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Trust after concessions were paid to authorized dealers for the year ended November 30, 2002.

                                                  DISTRIBUTOR        DEALERS'
                                                  COMMISSIONS     CONCESSIONS
-----------------------------------------------------------------------------
Core Fixed Income Fund                              $  50,795       $ 257,967
Total Return Fund                                     108,875         553,116

A portion of the outstanding capital shares of Core Fixed Income Fund and Total Return Fund are held by Lord Abbett and partners and employees of Lord Abbett.

Certain of the Trust's officers and Trustees have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the

United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

On December 19, 2002, a short-term capital gain distribution of $244,235, and a long-term capital gain distribution of $43,054 were declared for Core Fixed Income Fund. The distributions were paid on December 20, 2002, to shareholders of record on December 19, 2002.

The tax character of distributions paid during the fiscal year ended November 30, 2002 and fiscal year ended November 30, 2001 are as follows:

                                               CORE FIXED INCOME FUND           TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------
                                              11/30/2002     11/30/2001      11/30/2002    11/30/2001
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                              $  1,430,674   $   1,234,099  $   3,773,314  $  1,140,763
Net long term capital gains                        52,632              --         10,531            --
------------------------------------------------------------------------------------------------------
   Total distributions paid                  $  1,483,306   $   1,234,099  $   3,783,845  $  1,140,763
======================================================================================================

As of November 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

----------------------------------------------------------------------------------------
Undistributed ordinary income - net          $    354,425                  $     216,203
Undistributed long-term capital gains              43,054                             --
----------------------------------------------------------------------------------------
   Total undistributed earnings              $    397,479                  $     216,203
Temporary differences                            (141,328)                      (386,410)
Unrealized gains - net                            473,693                      1,415,862
----------------------------------------------------------------------------------------
   Total accumulated gains - net             $    729,844                  $   1,245,655
========================================================================================

As of November 30, 2002, the Funds' aggregate security unrealized gains and (losses) based on cost for U.S. federal income tax purposes are as follows:

----------------------------------------------------------------------------------------
Tax Cost                                     $ 50,878,226                  $ 110,264,542
----------------------------------------------------------------------------------------
Gross unrealized gain                             607,295                      1,849,657
Gross unrealized loss                            (133,602)                      (433,795)
----------------------------------------------------------------------------------------
   Net unrealized security gain              $    473,693                  $   1,415,862
========================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended November 30, 2002 have been reclassified among the components of net assets based on their tax basis treatment as follow:

                                                         ACCUMULATED
                                   UNDISTRIBUTED        NET REALIZED
                                  NET INVESTMENT       GAIN(LOSS) ON
                                          INCOME         INVESTMENTS     PAID-IN CAPITAL
                                        INCREASE            DECREASE            DECREASE
----------------------------------------------------------------------------------------
Core Fixed Income Fund                 $ 267,280         $  (233,913)         $  (33,367)
Total Return Fund                        503,054            (483,710)            (19,344)

5.  PORTFOLIO SECURITIES TRANSACTIONS

The Trust, on behalf of the Funds, may lend their securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the securities loaned.

The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

As of November 30, 2002, there were no securities on loan.

Purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 2002 are as follows:

                                       PURCHASES               SALES
--------------------------------------------------------------------
Core Fixed Income Fund             $ 135,963,733       $ 109,009,321
Total Return Fund                    340,338,630         286,698,369

Core Fixed Income Fund and Total Return Fund had the following futures obligations at November 30, 2002:

                                                                                                             UNREALIZED
                                                                                                MARKET     APPRECIATION
                                          TYPE       EXPIRATION    CONTRACTS    POSITION         VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund       U.S. 10 Year Note    December 2002            6        Long    $   (4,406)       $  (4,436)
Total Return Fund            U.S. 10 Year Note    December 2002           30       Short       (33,844)          33,844

6. TRUSTEES' REMUNERATION

The Trustee and officers who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTION

The Trust has entered into an arrangement with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. Effective January 7, 2002, SSB began performing custodian functions, and thereafter the accounting and record keeping functions, relating to portfolio transactions and calculating the Funds' net asset values.

9.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment in each Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

The mortgage-backed and asset-backed securities in which each Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks. The Funds' investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Funds' performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

CORE FIXED INCOME FUND

                                                  YEAR ENDED                      YEAR ENDED
                                           NOVEMBER 30, 2002               NOVEMBER 30, 2001
--------------------------------------------------------------------------------------------
CLASS A SHARES                        SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
SHARES SOLD                        1,669,222    $ 17,706,516         517,819    $  5,512,485
REINVESTMENT OF DISTRIBUTIONS         41,153         434,560          36,614         385,393
SHARES REACQUIRED                   (454,127)     (4,782,280)       (336,873)     (3,565,128)
--------------------------------------------------------------------------------------------
INCREASE                           1,256,248    $ 13,358,796         217,560    $  2,332,750
--------------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------------
SHARES SOLD                        1,160,350    $ 12,284,655         161,830    $  1,748,139
REINVESTMENT OF DISTRIBUTIONS         11,447         121,113             769           8,358
SHARES REACQUIRED                   (159,097)     (1,686,336)        (10,876)       (117,585)
--------------------------------------------------------------------------------------------
INCREASE                           1,012,700    $ 10,719,432         151,723    $  1,638,912
--------------------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------------------
SHARES SOLD                          573,899    $  6,060,821          82,651    $    889,620
REINVESTMENT OF DISTRIBUTIONS          5,923          62,499             288           3,121
SHARES REACQUIRED                    (53,954)       (567,101)         (4,649)        (50,311)
--------------------------------------------------------------------------------------------
INCREASE                             525,868    $  5,556,219          78,290    $   842,430
--------------------------------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------------------------------
SHARES SOLD                                -    $          -              47    $        512
REINVESTMENT OF DISTRIBUTIONS         10.664             113              14             147
--------------------------------------------------------------------------------------------
INCREASE                              10.664    $        113              61    $        659
--------------------------------------------------------------------------------------------

                                                  YEAR ENDED                      YEAR ENDED
                                           NOVEMBER 30, 2002               NOVEMBER 30, 2001
--------------------------------------------------------------------------------------------
CLASS Y SHARES                        SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
SHARES SOLD                          146,434    $  1,542,688           2,038    $     21,545
REINVESTMENT OF DISTRIBUTIONS         39,691         417,494          78,249         821,231
SHARES REACQUIRED                          -               -         (88,235)       (937,620)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE)                  186,125    $  1,960,182          (7,948)   $    (94,844)
--------------------------------------------------------------------------------------------

TOTAL RETURN FUND

CLASS A SHARES                        SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
SHARES SOLD                        3,046,843    $ 31,409,442       1,655,198    $ 17,273,076
REINVESTMENT OF DISTRIBUTIONS         94,659         974,048          11,277         117,742
SHARES REACQUIRED                   (971,032)     (9,992,154)       (338,333)     (3,514,500)
--------------------------------------------------------------------------------------------
INCREASE                           2,170,470    $ 22,391,336       1,328,142    $ 13,876,318
--------------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------------
SHARES SOLD                        2,398,789    $ 24,706,653         889,948    $  9,323,727
REINVESTMENT OF DISTRIBUTIONS         43,516         448,448           3,359          35,374
SHARES REACQUIRED                   (437,585)     (4,503,570)        (26,382)       (276,772)
--------------------------------------------------------------------------------------------
INCREASE                           2,004,720    $ 20,651,531         866,925    $  9,082,329
--------------------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------------------
SHARES SOLD                        1,400,068    $ 14,426,369         541,976    $  5,682,589
REINVESTMENT OF DISTRIBUTIONS         20,314         208,872           2,303          24,217
SHARES REACQUIRED                   (378,151)     (3,889,399)        (17,130)       (178,821)
--------------------------------------------------------------------------------------------
INCREASE                           1,042,231    $ 10,745,842         527,149    $  5,527,985
--------------------------------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------------------------------
REINVESTMENT OF DISTRIBUTIONS          6.670    $         69          13.000    $        131
--------------------------------------------------------------------------------------------
INCREASE                               6.670    $         69          13.000    $        131
--------------------------------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------------------------------
SHARES SOLD                          241,067    $  2,500,027       1,664,441    $ 17,000,047
REINVESTMENT OF DISTRIBUTIONS         77,497         797,009          83,966         863,880
SHARES REACQUIRED                    (12,582)       (130,475)       (722,123)     (7,600,000)
--------------------------------------------------------------------------------------------
INCREASE                             305,982    $  3,166,561       1,026,284    $ 10,263,927
--------------------------------------------------------------------------------------------

    THE TRUST (UNAUDITED)

    Of the distributions paid to shareholders for Core Fixed Income Fund and Total Return Fund during the fiscal year ended November 30, 2002, $52,632 and $10,531 respectively, represent long-term capital gains.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT INVESTMENT TRUST --
LORD ABBETT CORE FIXED INCOME FUND AND
LORD ABBETT TOTAL RETURN FUND

We have audited the accompanying statements of assets and liabilities of Lord Abbett Investment Trust - Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund (the "Funds"), including the schedules of investments, as of November 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust - Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund as of November 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York
January 27, 2003

SHAREHOLDER MEETING RESULTS

A meeting of shareholders of the Trust was held on July 18, 2002. On May 8, 2002, the record date for shareholders voting at the meeting, there were 524,058,015.941 total outstanding shares. Shareholders of the Trust considered the following proposal and the results of their voting were as follows:

To elect the Trust's Board Members

                                                   FOR               AGAINST
-------------------------------------------------------------------------------
Robert S. Dow                                 360,364,350.331     4,168,677.222
E. Thayer Bigelow                             360,571,387.337     3,961,640.216
William H. T. Bush                            360,634,350.116     3,898,677.437
Robert B. Calhoun, Jr.                        359,973,408.551     4,559,619.002
Stewart S. Dixon                              360,496,178.670     4,036,848.883
Franklin W. Hobbs                             360,700,002.294     3,833,025.259
C. Alan MacDonald                             359,906,225.374     4,626,802.179
Thomas J. Neff                                360,613,145.647     3,919,881.906
James F. Orr, III                             360,573,616.075     3,959,411.478

BASIC INFORMATION ABOUT MANAGEMENT

The Trust's Board of Trustees is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 42 portfolios or series.

                                    CURRENT POSITION
NAME, ADDRESS AND                   LENGTH OF SERVICE             PRINCIPAL OCCUPATION                 OTHER
DATE OF BIRTH                           WITH TRUST               DURING PAST FIVE YEARS            DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                       Trustee since 1993        Managing Partner and Chief       N/A
Lord, Abbett & Co. LLC              and Chairman since        Investment Officer
90 Hudson Street                    1996                      of Lord Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                        --------------------------------

The following outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds.

                                     CURRENT POSITION
NAME, ADDRESS AND                   LENGTH OF SERVICE             PRINCIPAL OCCUPATION                 OTHER
DATE OF BIRTH                           WITH TRUST               DURING PAST FIVE YEARS            DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW                   Trustee since 1994        Managing General Partner,        Currently serves as
Bigelow Media, LLC                                            Bigelow Media, LLC (since        director of Crane Co.
909 Third Ave., 5th Floor                                     2000); Senior Adviser, Time      and Huttig Building
New York, NY                                                  Warner Inc. (1998 - 2000);       Products Inc.
Date of Birth: 10/22/1941                                     Acting Chief Executive
                                                              Officer of Courtroom
                                                              Television Network (1997 -
                                                              1998); President and Chief
                                                              Executive Officer of Time
                                                              Warner Cable Programming,
                                                              Inc. (1991 - 1997).

WILLIAM H.T. BUSH                   Trustee since 1998        Co-founder and Chairman          Currently serves as
Bush-O'Donnell & Co., Inc.                                    of the Board of the financial    director of Wellpoint
101 South Hanley Road                                         advisory firm of Bush-           Health Network, Inc.,
Suite 1025                                                    O'Donnell & Company (since       DT Industries Inc.,
St. Louis, MO                                                 1986).                           and Engineered
Date of Birth: 7/14/1938                                                                       Support Systems, Inc.

ROBERT B. CALHOUN, JR.              Trustee since 1998        Managing Director of             Currently serves as
Monitor Clipper Partners                                      Monitor Clipper Partners         director of Avondale,
Two Canal Park                                                (since 1997) and President       Inc., Avondale Mills,
Cambridge, MA                                                 of Clipper Asset                 Inc., IGI/Earth Color,
Date of Birth: 10/25/1942                                     Management Corp. (since          Inc., Integrated
                                                              1991), both private equity       Graphics, Inc., and
                                                              investment funds.                Interstate Bakeries
                                                                                               Corp.

STEWART S. DIXON                    Trustee since 1993;       Partner in the law firm of       N/A
Wildman, Harrold,                   Retired 12/31/2002        Wildman, Harrold, Allen &
Allen & Dixon                                                 Dixon (since 1967).
225 W. Wacker Drive,
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS                   Trustee since 2000        Chief Executive Officer of       Currently serves as
Houlihan Lokey                                                Houlihan Lokey Howard &          director of Adolph
Howard & Zukin                                                Zukin, an investment bank,       Coors Company.
685 Third Ave.                                                (January 2002 to present);
New York, NY                                                  Chairman of Warburg Dillon
Date of Birth: 7/30/1947                                      Read (1999 - 2000); Global
                                                              Head of Corporate Finance
                                                              of SBC Warburg Dillon Read
                                                              (1997 - 1999); Chief
                                                              Executive Officer of Dillon,
                                                              Read & Co. (1994 - 1997).

CURRENT POSITION
NAME, ADDRESS AND                   LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 OTHER
DATE OF BIRTH                           WITH TRUST              DURING PAST FIVE YEARS             DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
C. ALAN MacDONALD                   Trustee since 1993        Retired - General Business       Currently serves as
415 Round Hill Road                                           and Governance Consulting        director of
Greenwich, CT                                                 (since 1992); formerly           Fountainhead Water
Date of Birth: 5/19/1933                                      President and CEO of Nestle      Company, Careside,
                                                              Foods.                           Inc., Lincoln Snacks,
                                                                                               J.B. Williams Co., Inc.
                                                                                               (personal care
                                                                                               products) and Seix
                                                                                               Fund, Inc.*

THOMAS J. NEFF                      Trustee since 1993        Chairman of Spencer Stuart,      Currently serves as
Spencer Stuart                                                U.S., an executive search        director of Ace, Ltd.
277 Park Avenue                                               consulting firm (since 1996);    and Exult, Inc.
New York, NY                                                  President of Spencer Stuart,
Date of Birth: 10/2/1937                                      U.S. (1979-1996).

JAMES F. ORR, III                   Trustee since 2002        President and CEO of             Currently serves as
80 Pinckney Street                                            LandingPoint Capital (since      Chairman of
Boston, MA                                                    2002); Chairman and CEO of       Rockefeller
Date of Birth: 3/5/1943                                       United Asset Management          Foundation, Director
                                                              Corporation (2000 to 2001);      of Nashua Corp. and
                                                              Chairman and CEO of UNUM         SteelPoint
                                                              Provident Corporation (1999      Technologies.
                                                              - merger); Chairman and
                                                              CEO of UNUM Corporation
                                                              (1988 - 1999).

----------
*Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Trust's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                        --------------------------------

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

    NAME AND                        CURRENT POSITION           LENGTH OF SERVICE                PRINCIPAL OCCUPATION
(DATE OF BIRTH)                        WITH TRUST             OF CURRENT POSITION              DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                       Chief Executive           Elected in 1996                  Managing Partner and
(3/8/1945)                          Officer and President                                      Chief Investment
                                                                                               Officer of Lord Abbett
                                                                                               since 1996.

ZANE E. BROWN                       Executive Vice            Elected in 1996                  Partner and Director
(12/09/1951)                        President                                                  of Fixed Income
                                                                                               Management, joined
                                                                                               Lord Abbett in 1992.

    NAME AND                        CURRENT POSITION           LENGTH OF SERVICE                PRINCIPAL OCCUPATION
(DATE OF BIRTH)                        WITH TRUST             OF CURRENT POSITION              DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
ROBERT I. GERBER                    Executive Vice            Elected in 1998                  Partner and Director
(5/29/1954)                         President                                                  of Taxable Fixed
                                                                                               Income Management,
                                                                                               joined Lord Abbett in
                                                                                               1997.

ROBERT G. MORRIS                    Executive Vice            Elected in 1995                  Partner and Director
(11/6/1944)                         President                                                  of Equity Investments,
                                                                                               joined Lord Abbett in
                                                                                               1991.

CHRISTOPHER J. TOWLE                Executive Vice            Elected in 1999                  Partner and
(10/12/1957)                        President                                                  Investment Manager,
                                                                                               joined Lord Abbett in
                                                                                               1987.

PAUL A. HILSTAD                     Vice President and        Elected in 1995                  Partner and General
(12/13/1942)                        Secretary                                                  Counsel, joined Lord
                                                                                               Abbett in 1995.

JOAN A. BINSTOCK                    Chief Financial           Elected in 1999                  Partner and Chief
(3/4/1954)                          Officer and Vice                                           Operations Officer,
                                    President                                                  joined Lord Abbett in
                                                                                               1999, prior thereto
                                                                                               Chief Operating
                                                                                               Officer of Morgan
                                                                                               Grenfell.

TRACIE E. AHERN                     Vice President and        Elected in 1999                  Partner and Director
(1/12/1968)                         Treasurer                                                  of Portfolio
                                                                                               Accounting and
                                                                                               Operations, joined
                                                                                               Lord Abbett in 1999,
                                                                                               prior thereto formerly
                                                                                               Vice President - Head
                                                                                               of Fund
                                                                                               Administration of
                                                                                               Morgan Grenfell.

DANIEL E. CARPER                    Vice President            Elected in 1993                  Partner, joined Lord
(1/22/1952)                                                                                    Abbett in 1979.

MICHAEL S. GOLDSTEIN                Vice President            Elected in 1999                  Partner and Fixed
(10/29/1968)                                                                                   Income Investment
                                                                                               Manager, joined Lord
                                                                                               Abbett in 1997.

ELLEN G. ITSKOVITZ                  Vice President            Elected in 2002                  Partner and Senior
(10/30/1957)                                                                                   Research Analyst,
                                                                                               joined Lord Abbett in
                                                                                               1998.

LAWRENCE H. KAPLAN                  Vice President and        Elected in 1997                  Partner and Deputy
(1/16/1957)                         Assistant Secretary                                        General Counsel,
                                                                                               joined Lord Abbett in
                                                                                               1997.

    NAME AND                        CURRENT POSITION           LENGTH OF SERVICE                PRINCIPAL OCCUPATION
(DATE OF BIRTH)                        WITH TRUST             OF CURRENT POSITION              DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
ROBERT A. LEE                       Vice President            Elected in 1998                  Partner and Fixed
(8/28/1969)                                                                                    Income Investment
                                                                                               Manager - Mortgage
                                                                                               and Asset Backed
                                                                                               Securities, joined Lord
                                                                                               Abbett in 1997.

A. EDWARD OBERHAUS, III             Vice President            Elected in 1996                  Partner and Manager
(12/21/1959)                                                                                   of Equity Trading,
                                                                                               joined Lord Abbett in
                                                                                               1983.

WALTER H. PRAHL                     Vice President            Elected in 1998                  Partner and Director
(2/13/1958)                                                                                    of Quantitative
                                                                                               Research, Taxable
                                                                                               Fixed Income, joined
                                                                                               Lord Abbett in 1997.

CHRISTINA T. SIMMONS                Vice President and        Elected in 2000                  Assistant General
(11/12/1957)                        Assistant Secretary                                        Counsel, joined Lord
                                                                                               Abbett in 1999,
                                                                                               formerly Assistant
                                                                                               General Counsel of
                                                                                               Prudential
                                                                                               Investments from
                                                                                               1998 to 1999, prior
                                                                                               thereto Counsel of
                                                                                               Drinker, Biddle &
                                                                                               Reath LLP, a law firm
                                                                                               from 1985 to 1998.

FRANCIE W. TAI                      Assistant Treasurer       Elected in 2000                  Director of Fund
(6/11/1965)                                                                                    Administration, joined
                                                                                               Lord Abbett in 2000,
                                                                                               prior thereto Manager
                                                                                               of Goldman Sachs.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Trustees. It is available free upon request.

HOUSEHOLDING:

The Trust has adopted a policy that allows it to send only one copy of the Trust's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces the Trust's expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

[LORD ABBETT LOGO]


                    This report when not used for the general
                 information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973


                          Lord Abbett Investment Trust
                              Core Fixed Income Fund
                              Total Return Fund


                                                                   LACORE-2-1102
                                                                          (1/03)

[LORD ABBETT LOGO]                                                   PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                    PERMIT 552
                                                                  HACKENSACK, NJ


                    This report when not used for the general
                 information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973


                          Lord Abbett Investment Trust
                              Core Fixed Income Fund
                              Total Return Fund


                                                                   LACORE-2-1102
                                                                          (1/03)